UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2018

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Capital Markets: 16.0%
65,848	Diamond Hill Investment Group, Inc.	$11,337,709
1,930,000	Focus Financial Partners, Inc. - Class A (1)	73,726,000
10,000,000	KKR & Co., Inc. - Class A	236,500,000
5,161,390	Moody's Corp.	750,879,017
2,967,500	TD Ameritrade Holding Corp.	153,479,100
		1,225,921,826
Communications Equipment: 3.3%
2,680,000	Ubiquiti Networks, Inc.	249,481,200

Diversified Financial Services: 0.5%
200,000	Berkshire Hathaway, Inc. - Class B (1)	41,056,000

Equity Real Estate Investment Trusts: 17.7%
6,149,293	American Tower Corp.	958,121,342
2,465,000	SBA Communications Corp. (1)	399,749,050
		1,357,870,392
Health Care Equipment & Supplies: 2.1%
1,655,300	Danaher Corp.	164,536,820

Industrial Conglomerates: 5.2%
1,400,000	Roper Technologies, Inc.	396,060,000

Insurance: 8.3%
921,000	Enstar Group Ltd. (1), (2)	167,253,600
426,000	Markel Corp. (1)	465,720,240
		632,973,840
Internet & Direct Marketing Retail: 0.3%
3,207,702	Just Eat PLC (1)	24,912,120

IT Services: 19.9%
4,329,100	Mastercard, Inc. - Class A	855,733,197
4,866,500	Visa, Inc. - Class A	670,847,025
		1,526,580,222
Multiline Retail: 4.9%
4,455,370	Dollar Tree, Inc. (1)	375,587,691

Professional Services: 3.7%
2,400,000	Verisk Analytics, Inc. (1)	287,616,000

Software: 4.7%
400,000	Alarm.com Holdings, Inc. (1)	17,792,000
497,800	Constellation Software, Inc.	342,596,968
		360,388,968
Specialty Retail: 11.0%
5,098,100	CarMax, Inc. (1)	346,211,971
1,543,200	O'Reilly Automotive, Inc. (1)	494,981,400
		841,193,371

TOTAL COMMON STOCKS
(Cost $3,769,096,460)	7,484,178,450

Principal Amount
SHORT-TERM INVESTMENTS: 1.3%
U.S. Treasury Bills: 1.3%
$100,000,000	United States Treasury Bill 2.139%, 11/23/2018 (3)	99,868,840
TOTAL SHORT-TERM INVESTMENTS
(Cost $99,869,528)	99,868,840

TOTAL INVESTMENTS IN SECURITIES: 98.9%
(Cost $3,868,965,988)	7,584,047,290
Other Assets in Excess of Liabilities: 1.1%	83,708,491
TOTAL NET ASSETS: 100.0%	$7,667,755,781

(1)	Non-income producing security.
(2)	Company is an "affiliated person" of the Akre Focus Fund (the "Fund"), as defined in the Investment Company Act of 1940.

	Share Balance October 31, 2018	Value July 31, 2018	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value October 31, 2018	Dividend Income
Enstar Group Ltd.	921,000	$ 199,120,200	$ -	$ -	$ -	$ (31,866,600)	$ 167,253,600	$ -

(3)	Rate represents the yield to maturity from purchase price.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at October 31, 2018 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2018. See the Schedule of Investments for an industry breakout.
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,484,178,450	$-	$-	$7,484,178,450
Short-Term Investments	-	99,868,840	-	99,868,840
Total Investments in Securities	$7,484,178,450	$99,868,840	$-	$7,584,047,290

Item 2. Controls and Procedures.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
                                            Elaine E. Richards, President/Principal Executive Officer

Date                                                     December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                     December 26, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                     December 20, 2018

* Print the name and title of each signing officer under his or her signature.